Employee Benefits - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2027	Jan. 31, 2026
Disclosure Of Employee Benefit Expenses [line items]
Rate of increase for health care cost in next twelve month		4.30%
Rate of increase for health care cost remaining		3.30%
Rate of increase for health care cost in fiscal year 2034		3.30%
Rate of increase for health care cost		1.00%
Non adjusting event [member]
Disclosure Of Employee Benefit Expenses [line items]
Expected contribution to defined benefit pension plans	$ 14.9
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Percentage of defined benefit obligations		50.00%
Weighted average duration of defined benefit obligation		11 years
Defined benefit obligation expected duration		15 years
Austria [member]
Disclosure Of Employee Benefit Expenses [line items]
Percentage of defined benefit obligations		50.00%
Weighted average duration of defined benefit obligation		11 years
Defined benefit obligation expected duration		13 years